Accounts And Notes Receivable	12 Months Ended
Dec. 31, 2011
Accounts And Notes Receivable [Abstract]
Accounts And Notes Receivable

Note 3: Accounts and Notes Receivable

A summary of accounts and notes receivables included in the accompanying consolidated balance sheets at December 31, 2011 and 2010, is as follows:

	2011	2010
	(in millions)
Wholesale notes and accounts receivable	$1,336	$1,297
Retail and other notes receivable and finance leases	2,283	2,979
Restricted receivables	10,792	9,919
Other notes receivable	485	428

Gross receivables	14,896	14,623
Less:
Allowance for credit losses	(405)	(595)
Current portion	(8,811)	(8,621)

Total long-term receivables, net	$5,680	$5,407

Wholesale notes and accounts receivable arise primarily from the sale of goods to dealers and distributors and, to a lesser extent, the financing of dealer operations. Under the standard terms of the wholesale receivable agreements, these receivables typically have "interest-free" periods of up to twelve months and stated original maturities of up to twenty-four months, with repayment accelerated upon the sale of the underlying equipment by the dealer. During the "interest free" period, Financial Services is compensated by Equipment Operations for the difference between market interest rates and the amount paid by the dealer. This interest is then eliminated in consolidation. After the expiration of any "interest-free" period, interest is charged to dealers on sales and marketing program outstanding balances until CNH receives payment in full. The "interest-free" periods are determined based on the type of equipment sold and the time of year of the sale. Interest rates are set based on market factors and based on the prime rate or LIBOR. CNH evaluates and assesses dealers on an ongoing basis as to their credit worthiness and may be obligated to repurchase the dealer's equipment upon cancellation or termination of the dealer's contract for such causes as change in ownership, closeout of the business, or default. There were no significant losses in 2011, 2010 or 2009 relating to the termination of dealer contracts.

CNH provides and administers financing for retail purchases of new and used equipment sold through its dealer network. The terms of retail and other notes and finance leases generally range from two to six years, and interest rates on retail and other notes and finance leases vary depending on prevailing market interest rates and certain incentive programs offered by CNH.

At December 31, 2011 and 2010, included in retail notes receivable are approximately $1.0 billion and $1.3 billion, respectively, of notes originated through a subsidized long-term loan program of the Brazilian development agency, Banco Nacional de Desenvolvimento Econômico e Social ("BNDES"). The program provides subsidized funding to financial institutions to be loaned to customers to support the purchase of agricultural or construction machinery in accordance with the provisions of the program. Financial Services participates in the program as a lender.

In addition to participating directly in the BNDES program, CNH also originates retail receivables on behalf of other financial institutions participating in the BNDES program and continues to service these receivables on a fee for service basis. CNH has guaranteed this portfolio against all credit losses. At December 31, 2011 and 2010, the guaranteed portfolio balance was $310 million and $396 million, respectively, and was not included in the consolidated balance sheet.

The Brazilian government provided debt relief, which included deferral of payments and extensions of maturities, to certain qualifying farmers and borrowers under this program in 2005, 2006, 2007 and 2008. Since 2009, no mass debt relief programs were initiated. In most instances, the payments were due as scheduled or renegotiated, where applicable. CNH believes the series of debt relief actions impacted customers' behavior and payment patterns. During the years ended December 31, 2011, 2010 and 2009, CNH increased the allowance for this portfolio by $116 million, $139 million and $47 million, respectively. These increases were based on various factors including the Company's collection history subsequent to the Brazilian government's mass debt relief initiative. Since this program ended, the Company has aggressively pursued the collection of these receivables, and will continue to do so. The changes in payment dates in prior years added significant uncertainty regarding the ultimate collection of this portfolio. While CNH believes that, based on the current BNDES program, the resolution of this matter will not have a material adverse effect on its financial position, it is possible that additional allowances could be required in future periods that could be material to the results of operations for such periods. Any future changes to the BNDES program could further impact CNH's ability to collect amounts owed. At December 31, 2011 and 2010, total receivables greater than 60 days past due included in this program were $157 million and $465 million, respectively. These receivables have been placed on nonaccrual status. For the full year 2011 and 2010, the Company wrote off receivables of approximately $300 million and $40 million, respectively. At December 31, 2011 and 2010, the Company had $104 million and $286 million, respectively, in the allowance for credit losses related to this portfolio.

Maturities of long-term receivables as of December 31, 2011 are as follows:

Amount
(in millions)
2013	$1,980
2014	1,562
2015	1,172
2016	721
2017 and thereafter	245

Total long-term receivables, net	$5,680

It has been CNH's experience that substantial portions of retail receivables are repaid or sold before their contractual maturity dates. As a result, the above table should not be regarded as a forecast of future cash collections. Wholesale, retail and finance lease receivables have significant concentrations of credit risk in the agricultural and construction business sectors, the majority of which are in North America. CNH typically retains, as collateral, a security interest in the equipment associated with wholesale and retail notes receivable.

Restricted Receivables and Securitizations

As part of its overall funding strategy, the Company periodically transfers certain financial receivables into VIEs that are special purpose entities ("SPEs") as part of its asset-backed securitization programs.

Beginning January 1, 2010, CNH adopted new accounting guidance related to the accounting for transfers of financial assets and the consolidation of VIEs. As a result of this new accounting guidance, SPEs utilized in securitization programs no longer meet the non-consolidation accounting criteria and, as such, are accounted for as secured borrowings and are included in the consolidated balance sheet. The net incremental impact of adopting this new guidance was a $5.7 billion increase to assets and liabilities and equity. Refer to "Note 2: Summary of Significant Accounting Policies—New Accounting Pronouncements Adopted" for additional information.

SPEs utilized in the securitization programs differ from other entities included in the Company's consolidated financial statements because the assets they hold are legally isolated. For bankruptcy analysis purposes, CNH has sold the receivables to the SPEs in a true sale and the SPEs are separate legal entities. Upon transfer of the receivables to the SPEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the SPEs' creditors. The SPEs have ownership of cash balances that also have restrictions for the SPEs' investors. The Company's interests in the SPEs' receivables are subordinate to the interests of third-party investors. None of the receivables that are directly or indirectly sold or transferred in any of these transactions are available to pay CNH creditors.

Consequently, as of January 1, 2010, certain securitizations that would have historically met the derecognition criteria no longer qualify for derecognition under the new guidance. In addition, wholesale receivables originated in Europe that were included in various factoring programs for the revolving sale to third party factors were accounted for as secured borrowings. As of December 31, 2011 and 2010, €1.2 million ($1.6 million) and €6 million ($8 million), respectively, of receivables continue to be treated as sales under the previous accounting rules as they were sold prior to January 1, 2010. The secured borrowings related to restricted securitized retail notes are obligations that are payable as the receivables are collected. Repayments of the secured borrowings depend primarily on cash flows generated by the restricted assets. See "Note 9: Credit Facilities and Debt" for additional information.

The following table summarizes the restricted and off-book receivables and the related retained interests as of December 31, 2011 and 2010:

	Restricted Receivables		Off-Book Receivables		Retained Interest
	2011	2010	2011	2010	2011	2010
	(in millions)
North America retail receivables	$5,501	$4,922	$108	$206	$18	$39
North America wholesale receivables	2,884	2,694	—	—	—	—
Europe wholesale receivables	1,193	1,051	2	8	—	—
Australia retail receivables	932	936	—	—	—	—
Australia wholesale receivables	101	123	—	—	—	—
North America revolving account receivables	181	193	—	—	—	—

Total	$10,792	$9,919	$110	$214	$18	$39

Wholesale Receivables Securitizations

With regard to the wholesale receivable securitization programs, CNH sells eligible receivables on a revolving basis, to structured master trust facilities which are limited purpose, bankruptcy-remote SPEs. As of December 31, 2011, the U.S. master trust facility consists of $583 million term asset-backed notes issued in August 2009 with a three-year maturity, $220 million term asset-backed notes issued January 2011 with a two-year maturity and four 364-day conduit facilities renewable annually at the sole discretion of the purchasers; $200 million renewable March 2012, $500 million renewable July 2012, $250 million renewable November 2012, and $200 million senior and related subordinate renewable November 2012.

The Canadian master trust facility consists of a C$586 million ($574 million) conduit facility renewable December 2012 at the sole discretion of the purchaser.

The Australian master trust facility consists of a 364-day A$200 million ($203 million) conduit facility renewable December 2012 at the sole discretion of the purchaser.

These trusts were determined to be VIEs and, consequently CNH consolidates the securitization trusts. In its role as servicer, CNH has the power to direct the trusts' activities and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the trusts. CNH is the primary beneficiary of the trusts, and therefore the trusts were consolidated.

The Company's involvement with the securitization trusts includes servicing the wholesale receivables, retaining an undivided interest ("seller's interest") in the receivables and holding cash reserve accounts. The seller's interest in the trusts represent the Company's undivided interest in the receivables transferred to the trust. CNH maintains cash reserve accounts at predetermined amounts to provide security to investors in the event that cash collections from the receivables are not sufficient to remit principal and interest payments on the securities. The investors and the securitization trusts have no recourse beyond CNH's retained interests for failure of debtors to pay when due. CNH's retained interests are subordinate to investors' interests.

For the U.S. wholesale securitization facility, in the year ended December, 31, 2009, CNH recognized gains on the sale of receivables of $51 million. Collections reinvested into the facility in the year ended December, 31, 2009 were $5,629 million. At December 31, 2009, there were no recognized servicing assets or liabilities associated with the U.S. facility.

Each of the facilities contains minimum payment rates and/or portfolio performance thresholds which, if breached, could preclude the Company from selling additional receivables originated on a prospective basis.

In addition, CNH has various factoring programs for a revolving sale to third party factors of wholesale receivables originated in Europe. At December 31, 2011 and 2010, the amounts of outstanding receivables under these factoring programs were €1.0 billion ($1.3 billion) and €874 million ($1.2 billion), respectively, of which €922 million ($1.2 billion) and €786 million ($1.1 billion), respectively, were recorded as secured borrowings and included in the consolidated balance sheets.

Retail Receivables Securitizations

Within the U.S. retail asset securitization programs, eligible retail finance receivables are sold to limited purpose, bankruptcy-remote SPEs. In turn, these subsidiaries establish separate trusts to which the receivables are transferred in exchange for proceeds from asset-backed securities issued by the trusts. In Canada, the receivables are transferred directly to the trusts. These trusts were determined to be VIEs and, consequently, the Company consolidated all previously unconsolidated retail trusts upon the January 1, 2010 adoption of the new accounting guidance related to transfers of financial assets and the consolidation of VIEs. In its role as servicer, CNH has the power to direct the trusts' activities. Through its retained interests, the Company has an obligation to absorb losses or the right to receive benefits that could potentially be significant to the trusts.

During both years ended December 31, 2011 and 2010, CNH executed $3.5 billion in retail asset-backed transactions in the U.S., Canada and Australia. The securities in these transactions are backed by agricultural and construction equipment retail receivable contracts and finance leases originated through CNH's dealer network. CNH applied any proceeds from the securitizations to repay outstanding debt. At December 31, 2011, $5.7 billion of asset-backed securities issued to investors were outstanding with a weighted average expected remaining maturity between 25 and 37 months. At December 31, 2010, $10.9 billion of asset-backed securities issued to investors were outstanding with a weighted average expected remaining maturity between 26 and 36 months.

During the year ended December 31, 2009, CNH securitized retail receivables with a net principal value of $4.0 billion and recognized gains on these sales of receivables of $68 million. Further, related to the retail securitizations, the Company received proceeds of $3,732 million and recorded $31 million in servicing fees for the year ended December 31, 2009.

CNH receives compensation for servicing the receivables transferred and earns other related ongoing income customary with the securitization programs. The Company also may retain all or a portion of the subordinated interests in the SPEs. No recourse provisions exist that allow holders of the asset-backed securities issued by the trusts to put those securities back to CNH although CNH provides customary representations and warranties that could give rise to an obligation to repurchase from the trusts any receivables for which there is a breach of the representations and warranties. Moreover, CNH does not guarantee any securities issued by the trusts. The trusts have a limited life and generally terminate upon final distribution of amounts owed to investors or upon exercise of a cleanup-call option by the Company, in its role as servicer.

CNH also has access to $2.1 billion committed asset-backed facilities through which it may sell retail receivables generated by Financial Services in the United States, Canada and Australia. CNH has utilized these facilities in the past to fund the origination of receivables and has later repurchased and resold the receivables in the term ABS markets or found alternative financing for the receivables. CNH believes that it is probable that the vast majority of newly originated receivables will continue to be repurchased and resold in the public ABS markets. These facilities had an original term of two years and are renewable in December 2012 and December 2013.

Three private retail transactions totaling $108 million and $206 million were not included in the Company's consolidated balance sheets as of December 31, 2011 and 2010, respectively. These transactions continue to qualify as sales subsequent to the adoption of the new accounting guidance. Therefore, as these receivables are collected, the amount of off-book receivables will decrease.

Revolving Charge Account Securitizations

The Company, through a trust, securitizes originated revolving charge account receivables on a revolving basis to a privately owned 2 year facility. The trust's facility limit is $200 million and is renewable in October 2012. Consistent with the wholesale and retail securitization programs, CNH determined the trust was a VIE and consequently was required to be consolidated, as CNH is the primary beneficiary.

CNH's continuing involvement with the securitization trust includes servicing the receivables and maintaining a cash reserve account, which provides security to investors in the event that cash collections from the receivables are not sufficient to remit principal and interest payments to the securities. The investors and the securitization trust have no recourse to CNH beyond CNH's retained interest assets for failure of debtors to pay when due. Further, CNH's retained interests are subordinate to the investors' interests.

For the year ended December 31, 2009, CNH recognized gains of $10 million on the sale of receivables and collections reinvested into the facility of $705 million.

Allowance for Credit Losses

The allowance for credit losses is established to cover probable losses on receivables owned by the Company and consists of two components, depending on whether the receivable has been individually identified as being impaired. The first component of the allowance for credit losses covers all or a portion of receivables specifically reviewed by management for which the Company has determined it will not collect all of the contractual principal and interest. Receivables are individually reviewed for impairment based on, among other items, amounts outstanding, amounts past due, days past due and prior collection history. These receivables are subject to impairment measurement at the loan level based either on the present value of expected future cash flows discounted at the receivables' effective interest rate or the fair value of the collateral for collateral-dependent receivables and receivables for which foreclosure is deemed to be probable. When the values are lower than the carrying value of the receivables, impairment is recognized.

The second component of the allowance for credit losses covers all receivables which may incur losses that are not yet individually identifiable. The allowance for these receivables is based on aggregated portfolio evaluations, generally by financial product. The allowance for retail credit losses is based on loss forecast models that consider a variety of factors that may include, but are not limited to, historical loss experience, portfolio balance and delinquencies. The allowance for wholesale credit losses is based on loss forecast models that consider a variety of factors that may include, but are not limited to, historical loss experience, portfolio balance and dealer risk ratings. The loss forecast models are updated to incorporate information reflecting the current economic environment.

Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected.

The Company's allowance for credit losses is segregated into three portfolio segments: retail, wholesale and other. A portfolio segment is the level at which CNH develops a systematic methodology for determining its allowance for credit losses. The retail segment includes retail and finance lease receivables. The wholesale segment includes wholesale financing to CNH dealers and the other portfolio includes the Company's commercial revolving accounts and other miscellaneous receivables.

Further, the Company evaluates its portfolio segments by class of receivable: North America, EAME & CIS, Latin America and APAC. Typically, CNH's finance receivables within a geographic area have similar risk profiles and methods for assessing and monitoring risk. These classes align with management reporting.

Allowance for credit losses activity for the years ended December 31, 2011 and 2010 is as follows:

	2011
	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$406	$174	$15	$595
Charge-offs	(351)	(82)	(13)	(446)
Recoveries	23	6	3	32
Provision	200	43	6	249
Currency translation and other	(26)	1	—	(25)

Ending balance	$252	$142	$11	$405

Ending balance: individually evaluated for impairment	$70	$76	$—	$146

Ending balance: collectively evaluated for impairment	$182	$66	$11	$259

Financing receivables:
Ending balance	$8,716	$5,514	$666	$14,896

Ending balance: individually evaluated for impairment	$103	$735	$—	$838

Ending balance: collectively evaluated for impairment	$8,613	$4,779	$666	$14,058

	2010
	Retail	Wholesale	Other	Total
Ending balance: individually evaluated for impairment	$60	$110	$—	$170

Ending balance: collectively evaluated for impairment	$346	$64	$15	$425

Financing receivables:
Ending balance	$8,751	$5,164	$708	$14,623

Ending balance: individually evaluated for impairment	$129	$699	$—	$828

Ending balance: collectively evaluated for impairment	$8,622	$4,465	$708	$13,795

	2011	2010	2009
Allowance for credit losses:
Beginning balance	$595	$393	$269
Charge-offs	(446)	(170)	(107)
Recoveries	32	10	10
Provision	249	288	198
Currency translation and other	(25)	74	23

Ending balance	$405	$595	$393

As part of the on-going monitoring of the credit quality of the wholesale portfolio, CNH utilizes an internal credit scoring model that assigns a risk grade to each dealer. The scoring model considers the strength of dealers' financial statements, payment history and audit performance. Each quarter, CNH updates its dealers' ratings and considers the ratings in the credit allowance analysis. A description of the general characteristics of the dealers' risk grades is as follows:

•	Grades A and B—Includes receivables of dealers that have significant capital strength, moderate leverage, stable earnings and growth, and excellent payment performance.

•	Grade C—Includes receivables of dealers with moderate credit risk. Dealers of this grade are differentiated from higher grades on the basis of leverage or payment performance.

•	Grade D—Includes receivables of dealers with moderate credit risk. These dealers may require higher monitoring due to weaker financial strength or payment performance.

A breakdown of the wholesale portfolio by its credit quality indicators as of December 31, 2011 and 2010 is as follows, in millions:

	2011	2010
A	$2,348	$2,031
B	1,683	1,541
C	697	772
D	786	820

Total	$5,514	$5,164

Utilizing an internal credit scoring model which considers customers' attributes, prior credit history and each retail transaction's attributes, CNH assigns a credit quality rating to each customer, by specific transaction, as part of the retail underwriting process. This rating is used in setting the interest rate on the transaction. The credit quality rating is not updated after the transaction is finalized. A description of the general characteristics of the customers' risk grades is as follows:

•	Titanium—Customers where CNH expects no collection risk or loss activity;

•	Platinum—Customers where CNH expects minimal, if any, collection risk or loss activity; and

•	Gold, Silver, Bronze—Customers are defined as those with the potential for collection risk or loss activity.

A breakdown of the retail portfolio by the customers' risk grade at the time of origination as of December 31, 2011 and 2010 is as follows, in millions:

	2011	2010
Titanium	$3,616	$3,027
Platinum	2,839	2,713
Gold	1,363	1,799
Silver	441	767
Bronze	457	445

Total	$8,716	$8,751

The following tables present information at the level at which management assesses and monitors its credit risk. Receivables are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Delinquency is reported on receivables greater than 30 days past due. Given the uncertainty regarding the collection of the Brazilian retail agricultural receivables, CNH also monitors the credit risk specific to this portfolio. These receivables are monitored on a collective basis for impairment. The aging of receivables as of December 31, 2011 and 2010 is as follows:

	2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing
	(in millions)
Retail
North America	$25	$7	$32	$64	$6,192	$6,256	$3
EAME & CIS	2	1	21	24	121	145	—
Latin America	4	2	141	147	1,101	1,248	—
APAC	2	1	3	6	1,061	1,067	2
Wholesale
North America	2	2	5	9	2,873	2,882	1
EAME & CIS	5	3	32	40	1,566	1,606	—
Latin America	10	4	5	19	632	651	—
APAC	14	4	48	66	309	375	22
Total
Retail	$33	$11	$197	$241	$8,475	$8,716	$5

Wholesale	$31	$13	$90	$134	$5,380	$5,514	$23

	2010
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing
	(in millions)
Retail
North America	$42	$16	$59	$117	$5,591	$5,708	$8
EAME & CIS	4	3	28	35	243	278	—
Latin America	5	3	474	482	1,172	1,654	—
APAC	6	5	5	16	1,095	1,111	3
Wholesale
North America	2	1	4	7	2,711	2,718	—
EAME & CIS	9	3	62	74	1,360	1,434	—
Latin America	51	8	28	87	541	628	27
APAC	7	3	16	26	358	384	4
Total
Retail	$57	$27	$566	$650	$8,101	$8,751	$11

Wholesale	$69	$15	$110	$194	$4,970	$5,164	$31

For the years ended December 31, 2011 and 2010, CNH's recorded investment in impaired receivables individually evaluated for impairment and the related unpaid principal balances and allowances are as follows. Impaired receivables are receivables for which the Company has determined it will not collect all of the principal and interest payments as per the terms of the original contract.

	2011			2010
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(in millions)
With no related allowance recorded
Retail
North America	$7	$7		$12	$9
EAME & CIS	—	—		—	—
Latin America	—	—		—	—
APAC	—	—		—	—
Wholesale
North America	—	—		1	1
EAME & CIS	87	87		88	87
Latin America	—	—		—	—
APAC	4	4		—	—
With an allowance recorded
Retail
North America	66	61	$43	85	82	$42
EAME & CIS	23	23	21	32	32	18
Latin America	—	—	—	—	—	—
APAC	7	7	6	—	—	—
Wholesale
North America	60	58	13	64	65	28
EAME & CIS	491	491	37	482	482	65
Latin America	73	71	14	45	43	7
APAC	20	18	12	19	16	10
Total
Retail	$103	$98	$70	$129	$123	$60

Wholesale	$735	$729	$76	$699	$694	$110

For the year ended December 31, 2011, the Company's average recorded investment in impaired receivables individually evaluated for impairment (based on a thirteen month average) and the related interest income recognized is as follows:

	2011
	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
North America	$3	$—
EAME & CIS	—	—
Latin America	—	—
APAC	—	—
Wholesale
North America	—	—
EAME & CIS	89	—
Latin America	—	—
APAC	3	—
With an allowance recorded
Retail
North America	82	4
EAME & CIS	25	1
Latin America	—	—
APAC	8	1
Wholesale
North America	72	2
EAME & CIS	499	1
Latin America	77	6
APAC	21	1
Total
Retail	$118	$6

Wholesale	$761	$10

Recognition of interest income is generally suspended when management determines that collection of future income is not probable or when an account becomes 120 days delinquent, whichever occurs first. Interest accrual is resumed if the receivable becomes contractually current and collection becomes probable. Previously suspended interest income is recognized at that time. The receivables on nonaccrual status as of December 31, 2011 and 2010 are as follows:

	2011		2010
	Retail	Wholesale	Retail	Wholesale
North America	$55	$55	$52	$3
EAME & CIS	21	33	28	57
Latin America	143	—	477	9
APAC	2	14	3	16

	$221	$102	$560	$85

Troubled Debt Restructurings

A restructuring of a receivable constitutes a troubled debt restructuring ("TDR") when the lender grants a concession it would not otherwise consider to a borrower experiencing financial difficulties. As a collateral based lender, the Company typically will repossess collateral in lieu of restructuring receivables. As such, for retail receivables, concessions are typically provided based on bankruptcy court proceedings. For wholesale receivables, concessions granted may include extended contract maturities, inclusion of interest only periods, modification of a contractual interest rate to a below market interest rate, extended skip payment periods and waving of interest and principal.

TDRs are reviewed along with other receivables as part of management's ongoing evaluation of the adequacy of the allowance for credit losses. The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of collateral. In determining collateral value, CNH estimates the current fair market value of the equipment collateral and considers credit enhancements such as additional collateral and third-party guarantees.

Before removing a receivable from TDR classification, a review of the borrower is conducted. If concerns exist about the future ability of the borrower to meet its obligations under the loans based on a credit review, the TDR classification is not removed from the receivable.

For the year ended December 31, 2011, the Company has approximately 2,500 retail and finance receivable contracts in North America that are in legal proceedings, primarily bankruptcies. The pre-modification value was $83 million and the post-modification value was $53 million. The court has yet to determine the concessions in some of the outstanding cases that will be granted, if any. As the outcome of the bankruptcy cases is determined by the court based on available assets, subsequent defaults are unusual and were not material for the twelve months ended December 31, 2011.

For the year ended December 31, 2011, the Company has approximately $73 million in retail and finance lease contracts in Latin America classified as TDR's. The concessions granted on these receivables are primarily skip payments and extensions of contract maturities. For the year ended December 31, 2011, the amount of these receivables that subsequently defaulted was approximately $10 million.

For wholesale receivables for the year ended December 31, 2011, the amount of restructured wholesale agreements was insignificant. The wholesale receivables that subsequently defaulted were not significant for the year ended December 31, 2011.

Managed Portfolio

Historical loss and delinquency amounts for Financial Services' Managed Portfolio for 2011 and 2010 are as follows:

	Principal Amount of Receivables At December 31,	Principal More Than 30 Days Delinquent At December 31,	Net Credit Losses for the Year Ending December 31,
	(in millions)
2011
Type of receivable:
Wholesale notes and accounts	$5,215	$45	$44
Retail and other notes and finance leases	11,874	324	339

Total managed	$17,089	$369	$383

Comprised of:
Receivables held in portfolio	$14,636
Receivables serviced for Equipment Operations	192
Receivables serviced for joint ventures	1,841
Receivables serviced for others under BNDES program	310
Securitized receivables:
Wholesale	2
Retail	108

Total managed	$17,089

2010
Type of receivable:
Wholesale notes and accounts	$4,858	$68	$27
Retail and other notes and finance leases	12,138	757	127

Total managed	$16,996	$825	$154

Comprised of:
Receivables held in portfolio	$14,274
Receivables serviced for Equipment Operations	189
Receivables serviced for joint ventures	1,923
Receivables serviced for others under BNDES program	396
Securitized receivables:
Wholesale	8
Retail	206

Total managed	$16,996

Non-Cash Retail Receivables Operating and Investing Activities

Non-cash operating and investing activities include retail receivables of $342 million that were exchanged for retained interests in securitized retail receivables in 2009.